Share-Based Payment Arrangements (Tables)	6 Months Ended
Dec. 31, 2022
Disclosure of share-based payment arrangements [Abstract]
Number and weighted average exercise price of share options
The number, weighted-average exercise price, weighted average share price at exercise date and average contractual life of the share options under the above arrangements were as follows:

	CSOP	JSOP	LTIP	EIP	SAYE	SS
Options outstanding at July 1, 2022	5,845	34,075	96,324	1,158,575	598,614	445,491
Options granted during the period	—	—	—	434,972	—	1,211,905
Options exercised during the period	—	—	45,312	522,161	118,178	—
Options forfeited during the period	—	—	—	20,475	15,089	54,580
Options outstanding at December 31, 2022	5,845	34,075	51,012	1,050,911	465,347	1,602,816

Weighted average exercise price December 31, 2022 - £	0.90	—	—	—	38.08	66.99
Weighted average share price at exercise date FY23 - £	—	—	60.90	59.99	63.99	—
Weighted average contractual life December 31, 2022 - years	1	14	2	2	1	6

Summary of valuation inputs
The fair values were determined using the following inputs and models to the Black-Scholes option pricing model for EIP SS grants in 2021 and 2022.

	2022 SS	2021 SS
Exercise price	£54.52	£92.02
Risk-free rate	4.23%	0.59%
Expected volatility	50.36%	45.23%
Expected dividends	—	—
Fair value of option	£35.68	£58.07